PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 53,005
Balance, end of period	67,294	$ 53,005
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	44,148
Balance, end of period	54,907	44,148
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,119
Balance, end of period	22,351	17,119
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(8,262)
Balance, end of period	(9,964)	(8,262)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	33,590
Balance, end of period	38,871	33,590
Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	24,991	18,031
Additions, net of disposals and assets reclassified as held for sale	(516)	(17)
Acquisitions through business combinations	2,968	6,923
Foreign currency translation	(1,335)	54
Balance, end of period	26,108	24,991
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	13,280	12,298
Foreign currency translation	(631)	616
Fair value changes	5,611	374
Dispositions and assets reclassified as held for sale	0	(8)
Balance, end of period	18,260	13,280
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(4,681)	(3,776)
Foreign currency translation	293	(90)
Dispositions and assets reclassified as held for sale	46	51
Depreciation expenses	(1,155)	(866)
Balance, end of period	(5,497)	(4,681)
Hydroelectric | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	23,279
Balance, end of period	25,405	23,279
Hydroelectric | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,667	14,382
Additions, net of disposals and assets reclassified as held for sale	189	256
Acquisitions through business combinations	0	0
Foreign currency translation	(988)	29
Balance, end of period	13,868	14,667
Hydroelectric | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	12,176	11,440
Foreign currency translation	(448)	403
Fair value changes	3,688	341
Dispositions and assets reclassified as held for sale	0	(8)
Balance, end of period	15,416	12,176
Hydroelectric | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(3,564)	(2,947)
Foreign currency translation	227	(38)
Dispositions and assets reclassified as held for sale	5	0
Depreciation expenses	(547)	(579)
Balance, end of period	(3,879)	(3,564)
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,667
Balance, end of period	9,297	7,667
Wind Energy, Solar and Other | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,622	3,285
Additions, net of disposals and assets reclassified as held for sale	(21)	(273)
Acquisitions through business combinations	1,184	4,585
Foreign currency translation	(209)	25
Balance, end of period	8,576	7,622
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,053	807
Foreign currency translation	(195)	213
Fair value changes	1,221	33
Dispositions and assets reclassified as held for sale	0	0
Balance, end of period	2,079	1,053
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,008)	(740)
Foreign currency translation	60	(52)
Dispositions and assets reclassified as held for sale	6	51
Depreciation expenses	(416)	(267)
Balance, end of period	(1,358)	(1,008)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,644
Balance, end of period	4,169	2,644
Solar and Other [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,702	364
Additions, net of disposals and assets reclassified as held for sale	(684)	0
Acquisitions through business combinations	1,784	2,338
Foreign currency translation	(138)	0
Balance, end of period	3,664	2,702
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	51	51
Foreign currency translation	12	0
Fair value changes	702	0
Dispositions and assets reclassified as held for sale	0	0
Balance, end of period	765	51
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(109)	(89)
Foreign currency translation	6	0
Dispositions and assets reclassified as held for sale	35	0
Depreciation expenses	(192)	(20)
Balance, end of period	(260)	(109)
North America | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	22,832
Balance, end of period	24,274	22,832
Brazil | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,443
Balance, end of period	3,505	3,443
China, India, Chile and Uruguay [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, end of period	679
Colombia | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	5,401
Balance, end of period	6,665	5,401
Europe | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,088
Balance, end of period	3,748	1,088
South Africa, China, India, Malaysia and Thailand [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 826
Balance, end of period		$ 826